SHARE-BASED COMPENSATION (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014 item	Sep. 30, 2013	Sep. 30, 2014 item	Sep. 30, 2013	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Allocation of stock-based compensation cost
Compensation expense per share (in dollars per share)			$ 0.02	$ 0.04
Recognized stock-based compensation expense	$ 164,000	$ 158,000	$ 544,000	$ 817,000
Unrecognized compensation expense related to share-based compensation plans	$ 488,000		$ 488,000		$ 0	$ 0	$ 0
Number of stock-based compensation plans	2		2		2
Period over which unrecognized compensation expense is expected to be recognized			3 years
Maximum
Allocation of stock-based compensation cost
Compensation expense per share (in dollars per share)	$ 0.01	$ 0.01